Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005505
Account Value [Line Items]
Account Value	$ 21,596	$ 21,389	$ 21,476	$ 20,869	$ 19,840	$ 19,186	$ 17,669		$ 17,513	$ 16,612	$ 16,254	$ 16,314	$ 15,836	$ 16,633	$ 17,806	$ 18,652	$ 19,012	$ 18,307	$ 17,124	$ 15,986	$ 15,030	$ 13,349	$ 13,349	$ 13,838	$ 13,181	$ 12,559	$ 12,630	$ 12,190	$ 12,821	$ 12,477	$ 12,477	$ 12,271	$ 11,688	$ 11,299	$ 10,754	$ 10,079	$ 10,091	$ 9,694	$ 8,955	$ 9,625	$ 9,369	$ 10,000
C000049242
Account Value [Line Items]
Account Value	21,050	20,865	20,975	20,387	19,391	18,765	17,291		17,145	16,283	15,938	16,000	15,544	16,341	17,503	18,345	18,718	18,027	16,877	15,762	14,828	13,181	13,189	13,681	13,041	12,429	12,506	12,085	12,708	12,377	12,390	12,185	11,620	11,238	10,705	10,036	10,054	9,663	8,934	9,612	9,360	10,000
C000049243
Account Value [Line Items]
Account Value	20,536	20,373	20,483	19,925	18,961	18,365	16,935		16,808	15,966	15,640	15,713	15,274	16,061	17,213	18,056	18,429	17,768	16,642	15,550	14,645	13,027	13,034	13,526	12,906	12,313	12,398	11,985	12,611	12,291	12,311	12,117	11,556	11,183	10,666	10,004	10,029	9,646	8,918	9,602	9,359	10,000
C000244828
Account Value [Line Items]
Account Value	635,354	629,267	631,588	613,511	582,722	563,515	518,339	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	20,830	20,440	20,411	19,960	18,894	18,385	17,089		16,936	16,186	15,897	15,799	15,384	16,097	16,971	17,461	17,709	17,137	16,011	15,144	14,345	12,961	12,963	13,583	12,843	12,323	12,446	12,124	12,747	12,335	12,261	12,111	11,471	11,177	10,813	10,208	10,206	9,848	9,141	9,736	9,428	10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	20,830	20,440	20,411	19,960	18,894	18,385	17,089		16,936	16,186	15,897	15,799	15,384	16,097	16,971	17,461	17,709	17,137	16,011	15,144	14,345	12,961	12,963	13,583	12,843	12,323	12,446	12,124	12,747	12,335	12,261	12,111	11,471	11,177	10,813	10,208	10,206	9,848	9,141	9,736	9,428	10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	20,830	20,440	20,411	19,960	18,894	18,385	17,089		$ 16,936	$ 16,186	$ 15,897	$ 15,799	$ 15,384	$ 16,097	$ 16,971	$ 17,461	$ 17,709	$ 17,137	$ 16,011	$ 15,144	$ 14,345	$ 12,961	$ 12,963	$ 13,583	$ 12,843	$ 12,323	$ 12,446	$ 12,124	$ 12,747	$ 12,335	$ 12,261	$ 12,111	$ 11,471	$ 11,177	$ 10,813	$ 10,208	$ 10,206	$ 9,848	$ 9,141	$ 9,736	$ 9,428	$ 10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	$ 631,843	$ 620,027	$ 619,150	$ 605,451	$ 573,128	$ 557,703	$ 518,366	$ 500,000